As filed with the Securities and Exchange Commission on [       ], 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File number 811-21102
THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
(Exact name of registrant as specified in Charter)
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NY 10281
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI., PRESIDENT
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-HYPERION
Date of fiscal year end: November 30, 2008
Date of reporting period: August 31, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 86.8%

U.S. Government Agency Pass-Through Certificates - 63.4%
Federal Home Loan Mortgage Corporation
Pool C69047	7.00%		06/01/32	$859		$902,889
Pool H01847	7.00		09/01/37	2,664		2,765,195
Pool G01466	9.50		12/01/22	709		787,594
Pool 555559	10.00		03/01/21	580		652,122

						5,107,800

Federal National Mortgage Association
Pool 694391	5.50		03/01/33	3,215		3,192,594
Pool 753914	5.50		12/01/33	5,758	@	5,718,230
Pool 754355	6.00		12/01/33	2,321		2,355,430
Pool 761836	6.00		06/01/33	2,359		2,397,726
Pool 763643	6.00		01/01/34	4,856		4,921,907
Pool 255413	6.50		10/01/34	5,376		5,554,718
Pool 795367	6.50		09/01/34	1,876		1,938,444
Pool 809989	6.50		03/01/35	2,092		2,156,202
Pool 945836	6.50		08/01/37	4,389		4,493,572
Pool 948362	6.50		08/01/37	4,267		4,369,186
Pool 650131	7.00		07/01/32	1,071		1,129,127
Pool 887431	7.50		08/01/36	322		337,239
Pool 398800	8.00		06/01/12	269		281,029
Pool 827854	8.00		10/01/29	1,257		1,364,494
Pool 636449	8.50		04/01/32	1,236		1,358,586
Pool 823757	8.50		10/01/29	2,299		2,521,130
Pool 458132	9.48		03/15/31	1,019		1,135,405

						45,225,019

Total U.S. Government Agency Pass-Through Certificates (Cost — $50,307,310)						50,332,819

U.S. Treasury Obligations - 23.4%
United States Treasury Notes	4.50		05/15/16	3,000		3,202,734
United States Treasury Notes	4.50		02/15/17	14,500	@	15,354,137

Total U.S. Treasury Obligations (Cost — $17,159,103)						18,556,871

Total U.S. Government & Agency Obligations (Cost — $67,466,413)						68,889,690

ASSET-BACKED SECURITIES - 11.5%

Housing Related Asset-Backed Securities - 10.2%
Argent Securities Inc.
Series 2006-W5, Class A2B(a) (c)	2.57	†	06/25/36	120		112,353
Asset Backed Funding Certificates
Series 2005-AQ1, Class B1* (b) (e)	5.75/6.25		06/25/35	993		468,350
Series 2005-AQ1, Class B2* (b) (e)	5.75/6.25		06/25/35	1,050		530,230

						998,580

Asset Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4(a) (c)	2.64	†	03/25/36	600		538,808
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2(a) (c)	2.59	†	10/25/36	726		666,105
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB8, Class AF2(b) (c)	5.30/7.05		12/25/35	490		465,388
Fremont Home Loan Trust
Series 2006-B, Class 2A2(a) (c)	2.57	†	08/25/36	272		253,579
GSAMP Trust
Series 2006-HE5, Class A2B(a) (c)	2.57		08/25/36	346		318,329
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A1(c)	2.52		12/25/36	816		749,412

See notes to financial statements.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
ASSET-BACKED SECURITIES (continued)
Mid-State Trust
Series 2004-1, Class M2	8.11%		08/15/37	$1,101	$1,095,301
Morgan Stanley Abs Capital
Series 2006-HE6, Class A2B(c)	2.57		09/25/36	665	613,463
Securitized Asset-Backed Receivables LLC Trust
Series 2005-HE1, Class A1A* (a) (c) (e)	2.77	†	10/25/35	855	820,487
Series 2005-FR5, Class A1A(a) (c)	2.76	†	08/25/35	747	712,098

					1,532,585

Specialty Underwriting & Residential Finance
Series 2006-AB2, Class A2B(a) (c)	2.57	†	06/25/37	225	215,869
Washington Mutual Asset Bkd
Series 2006-HE5, Class 2A1(c)	2.53		10/25/36	568	527,534

Total Housing Related Asset-Backed Securities (Cost — $9,072,132)					8,087,306

Non-Housing Related Asset-Backed Securities - 1.3%
Airplanes Pass Through Trust
Series 1R, Class A8 (Cost — $1,123,912)	2.84	†	03/15/19	1,208	1,063,438

Total Asset-Backed Securities (Cost — $10,196,044)					9,150,744

COMMERCIAL MORTGAGE BACKED SECURITIES - 26.6%
Banc America Commercial Mortgage, Inc.
Series 2007-2, Class L* (e)	5.37	†	04/10/49	1,127	233,673
Series 2006-1, Class J* (e)	5.78	†	09/10/45	1,000	346,309
Series 2007-2, Class K* (e)	5.88	†	04/10/49	3,000	681,903

					1,261,885

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class K* (e)	5.26		09/11/41	347	87,756
Series 2006-PW11, Class H* (e)	5.63	†	03/11/39	1,100	385,651
Series 2006-PW13, Class H* (e)	6.23	†	09/11/41	2,450	641,682
Series 1999-C1, Class D	6.53		02/14/31	2,500	2,184,345

					3,299,434

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class J* (e)	5.65	†	01/15/46	1,000	348,812
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L* (e)	5.15		09/15/39	513	117,664
Series 2006-C4, Class M* (e)	5.15		09/15/39	565	111,699
Series 2006-C1, Class K* (e)	5.73	†	02/15/39	2,358	837,878
Series 2006-C4, Class K* (e)	6.30	†	09/15/39	2,970	900,804

					1,968,045

GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G* (e)	6.04		08/11/36	3,000	2,615,565
Series 2002-2A, Class H* (e)	6.31		08/11/36	2,000	1,726,636

					4,342,201

GMAC Commercial Mortgage Securities
Series 2006-C1, Class G* (e)	5.61	†	01/24/45	2,500	1,171,863
JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G* (e)	5.65	†	10/15/37	1,600	1,096,318
Series 2006-CB14, Class H* (e)	5.72	†	12/12/44	1,211	429,976
Series 2007-LD11, Class K* (e)	6.01	†	06/15/49	1,879	464,286

					1,990,580

JP Morgan Mortgage Trust
Series 2007-CB18, Class G* (e)	5.92	†	06/12/47	600	185,192

See notes to financial statements.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Morgan Stanley Capital I
Series 2006-WMC2, Class A2C(a) (c)	2.65	†%	07/25/36	$2,010	$1,214,611
Series 2006-HE1, Class A3(a) (c)	2.65	†	01/25/36	1,335	1,217,405
Series 2004-HQ4, Class G* (e)	5.53	†	04/14/40	1,000	634,293

					3,066,309

UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3* (e)	7.19		01/11/22	2,000	2,126,800
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L* (e)	5.13		04/15/47	1,788	359,381
Series 2005-C16, Class H* (e)	5.54	†	10/15/41	2,000	956,390

					1,315,771

Total Commercial Mortgage Backed Securities (Cost — $39,580,252)					21,076,892

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 19.7%

Subordinated Collateralized Mortgage Obligations - 19.7%
Banc of America Funding Corp.
Series 2005-2, Class B4	5.66		04/25/35	839	339,031
Series 2005-2, Class B5	5.66		04/25/35	671	233,037
Series 2005-2, Class B6	5.66		04/25/35	383	64,748

					636,816

Bank of America Alternative Loan Trust
Series 2004-3, Class 30B4	5.50		04/25/34	963	188,087
Series 2004-3, Class 30B5	5.50		04/25/34	544	13,678

					201,765

Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4	4.01	†	02/25/34	1,433	862,953
Series 2003-10, Class 1B4	5.50		01/25/34	533	329,969
Series 2002-10, Class 1B3	6.00		11/25/32	1,344	1,267,861
Series 2007-4, Class B3	6.19		12/28/37	247	21,019

					2,481,802

Cendant Mortgage Corp.
Series 2002-4, Class B1	6.50		07/25/32	2,326	2,179,383
Series 2002-4, Class B2	6.50		07/25/32	930	871,754
Series 2002-4, Class B3	6.50		07/25/32	543	492,052
Series 2002-4, Class B4	6.50		07/25/32	312	274,739
Series 2002-4, Class B5	6.50		07/25/32	234	180,186
Series 2002-4, Class B6* (e)	6.50		07/25/32	312	171,606

					4,169,720

Countrywide Home Loans
Series 2003-J13, Class B3	5.22	†	01/25/34	348	173,861
Series 2003-J13, Class B5	5.22	†	01/25/34	262	39,239
Series 2007-11, Class B2	6.00		08/25/37	496	91,002
Series 2007-17, Class B1	6.24	†	10/25/37	569	193,442

					497,544

Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3(a) (c)	2.63	†	11/25/36	1,105	646,522
First Horizon Alternative Mortgage Securities
Series 2005-AA6, Class B4	5.34	†	08/25/35	839	41,959
Series 2005-AA6, Class B5	5.34	†	08/25/35	790	23,695
Series 2005-AA6, Class B6	5.34	†	08/25/35	45	1,119

					66,773

See notes to financial statements.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4* (e)	5.45	†%	07/25/35	$405	$101,312
Series 2005-5, Class B4* (e)	5.46	†	10/25/35	697	48,799
Series 2005-5, Class B5* (e)	5.46	†	10/25/35	222	8,897

					159,008

Harborview Mortgage Loan Trust
Series 2005-1, Class B4* (a) (e)	4.22	†	03/19/35	471	57,384
Series 2005-1, Class B5* (a) (e)	4.22	†	03/19/35	685	13,691
Series 2005-1, Class B6* (a) (e)	4.22	†	03/19/35	209	1,045
Series 2005-2, Class B4* (a) (e)	4.22	†	05/19/35	1,222	61,092
Series 2005-9, Class B11* (a) (e)	4.22	†	06/20/35	491	98,151
Series 2005-14, Class B4* (a) (e)	5.61	†	12/19/35	391	15,659

					247,022

IXIS Real Estate Capital Trust
Series 2006-HE3, Class A1(a) (c)	2.52	†	01/25/37	120	117,895
Series 2006-HE1, Class A3(c)	2.67	†	03/25/36	342	321,474

					439,369

JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1A	5.35	†	03/25/36	945	924,953
JP Morgan Mortgage Trust
Series 2003-A1, Class B4	4.47	†	10/25/33	529	116,466
Series 2006-A6, Class B5	6.00	†	10/25/36	912	18,238
Series 2006-A6, Class B6	6.00	†	10/25/36	810	6,885

					141,589

RAAC Series
Series 2005-SP1, Class M3	5.51	†	09/25/34	307	139,160
Residential Funding Mortgage Securities I, Inc.
Series 2006-SA1, Class B2* (e)	1.00	†	02/25/36	641	2,435
Series 2004-S1, Class B2	5.25		02/25/34	431	109,742
Series 2003-S7, Class B2	5.50		05/25/33	302	169,235
Series 2003-S7, Class B3	5.50		05/25/33	499	59,823

					341,235

Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7* (e)	5.56	†	09/10/37	1,914	865,974
Series 2004-C, Class B7* (e)	5.96	†	09/10/36	941	611,228
Series 2006-C, Class B9* (e)	6.62	†	07/15/38	1,494	177,296
Series 2004-B, Class B8* (e)	7.21	†	02/10/36	758	439,728
Series 2003-CB1, Class B8* (e)	9.21	†	06/10/35	689	566,579
Series 2004-B, Class B9* (e)	10.71	†	02/10/36	1,162	768,637
Series 2004-A, Class B10* (e)	13.96	†	02/10/36	464	335,508

					3,764,950

Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	477	57,268
Series 2005-6, Class B6	5.34	†	05/25/35	477	28,634
Series 2005-6, Class B7	5.34	†	05/25/35	244	3,335

					89,237

Washington Mutual Mortgage Securities Corp.
Series 2005-AR2, Class B10* (a) (e)	3.67	†	01/25/45	1,350	264,014
Series 2005-AR2, Class B9(a)	3.67	†	01/25/45	565	56,468
Series 2002-AR12, Class B4	7.20	†	10/25/32	70	59,232
Series 2002-AR12, Class B5	7.20	†	10/25/32	53	44,974
Series 2002-AR12, Class B6	7.20	†	10/25/32	88	7,013

					431,701

See notes to financial statements.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2008

			Principal
	Interest		Amount
	Rate	Maturity	(000s)		Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2002-10, Class B5	6.00%	06/25/32	$326		$282,954

Total Subordinated Collateralized Mortgage Obligations (Cost — $32,762,584)					15,662,120

Total Non-Agency Residential Mortgage Backed Securities (Cost — $32,762,584)					15,662,120

SHORT TERM INVESTMENTS - 7.2%
Federal Home Loan Bank Discount Notes(d)	1.95	09/02/08	5,200		5,199,718
State Street Euro Dollar Time Deposit	0.50	09/02/08	433		433,000
United States Treasury Bill	1.91	09/18/08	100	#	99,929

Total Short Term Investments (Cost — $5,732,630)					5,732,647

Total Investments - 151.8%					120,512,093

Liabilities in Excess of Other Assets — (51.8)%					(41,136,276)

NET ASSETS - 100.0%					$79,375,817

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

†	—	Variable Rate Security — Interest Rate is in effect as of August 31, 2008.

#	—	Portion or entire principal delivered as collateral for futures contracts.
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified

*	—	institutional buyers. As of August 31, 2008, the total value of all such Investments was $22,888,633 or 28.84% of net assets.

(a)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c)	—	Investment in sub-prime security. As of August 31, 2008 the total value of all such investments was $9,511,331 or 11.98% of net assets.

(d)	—	Zero Coupon Note — Interest rate represents current yield to maturity.

(e)	—	Private Placement.

See notes to financial statements.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements
August 31, 2008
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately <1% of the investments in securities held by the Fund at August 31, 2008) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
Investments in securities listed or traded on a securities exchange are valued at the last quoted sale price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00p.m. Eastern Time, on the valuation date.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$0	$7,580
Level 2 — Other Significant Observable Inputs	120,512,093	(19,853,669)
Level 3 — Significant Unobservable Inputs	0	0

Total	$120,512,093	$(19,846,089)

*	Other financial instruments include futures and swap contracts.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements
August 31, 2008
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of December 1, 2007	$5,379,930	$—
Accrued discounts/premiums	(425,174)	—
Realized gain (loss)	67,850	—
Change in unrealized appreciation (depreciation)	439,446	—
Net purchases (sales)	(4,223,322)	—
Transfers in and/or out of Level 3	(1,238,730)	—
Balance as of August 31, 2008	$—	$—

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
As of August 31, 2008, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$15,678,125	Merrill Lynch 2.00%, dated 08/19/08, maturity date 09/09/08	$15,696,416

5,255,000	Credit Suisse 2.45%, dated 08/12/08, maturity date 09/16/08	5,267,517

$20,933,125

	Maturity Amount, Including Interest Payable	$20,963,933

	Market Value of Assets Sold Under Agreements	$21,072,367

	Weighted Average Interest Rate	2.11%

The average daily balance of reverse repurchase agreements outstanding during the three months ended August 31, 2008, was approximately $24,751,974 at a weighted average interest rate of 2.93%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $21,606,764 as of June 9, 2008, which was 19.31% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements
August 31, 2008
makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
Based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of August 31, 2008, the following swap agreements were outstanding:

			Net Unrealized
	Expiration		Appreciation /
Notional Amount	Date	Description	Depreciation
$ 1,500,000	11/07/09	Agreement with JP Morgan, dated 11/05/07 to pay semi-annually the notional amount multiplied by 4.40% and to receive quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA.	$(37,431)

2,000,000	11/08/09	Agreement with JP Morgan, dated 11/06/07 to pay semi-annually the notional amount multiplied by 4.45% and to receive quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA.	(51,354)

15,000,000	04/10/12	Agreement with JP Morgan, dated 03/28/07 to receive semi-annually the notional amount multiplied by 4.96% and to pay quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA.	816,804

5,000,000	08/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2006-T23 H.	(3,426,886)

5,000,000	10/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24 H.	(3,024,165)

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements
August 31, 2008

			Net Unrealized
	Expiration		Appreciation /
Notional Amount	Date	Description	Depreciation
$ 5,000,000	02/11/44	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2007-PW15 H.	$(3,510,024)

5,000,000	10/15/48	Agreement with Bear Stearns, dated 11/28/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28 J.	(3,429,380)

5,000,000	01/15/49	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.45% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on CSMC 2007-C2 K.	(3,515,096)

5,000,000	11/12/49	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2007-T25 H.	(3,479,564)

			$(19,657,096)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The
Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of August 31, 2008, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	August 31, 2008	Appreciation
$8,100,000	5 Yr. U.S. Treasury Note	December 2008	$9,059,951	$9,066,938	$6,987
Short:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	August 31, 2008	Appreciation
$2,500,000	10 Yr. U.S. Treasury Note	December 2008	$2,888,094	$2,887,500	$594

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements
August 31, 2008
New Accounting Pronouncements
In September 2008 FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management is currently evaluating the impact of this new requirement.

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant): The Hyperion Brookfield Strategic Mortgage Income Fund, Inc.

by (Signature and Title):	/s/ Clifford E. Lai Clifford E. Lai
President

Date:	October 20, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Clifford E. Lai Clifford E. Lai
President

Date:	October 20, 2008

by (Signature and Title):	/s/ Thomas F. Doodian Thomas F. Doodian,
Treasurer

Date:	October 20, 2008